UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio

Annual Report	October 31, 2018

Investment Adviser: Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

The Portfolio files its complete schedules of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018
(Unaudited)

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the twelve months from November 1, 2017 to October 31, 2018, focusing on the portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the twelve months ended October 31, 2018, the Acadian Emerging Markets Portfolio posted a return of -14.85%, versus -12.19% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Emerging market equities struggled overall for the trailing 12-month period. Results within the asset class were wide-ranging, however, and driven by numerous local influences across individual countries. Emerging equities outpaced their developed counterparts in the first half of the year, withstanding elevated levels of market volatility, helped in part by the weaker USD. China beat the broader EM index early in the period, driven by enthusiasm around robust economic indicators. Performance elsewhere in emerging Asia was dampened as the region was susceptible to worries about North Korea’s antagonist nuclear weapons rhetoric. Latin American markets outperformed on the whole. Brazilian equities were boosted by optimism around its potential economic recovery, however, the region overall was pressured by worries about the possibility of changes to U.S. trade policy and currency woes.

Nevertheless, emerging markets proved vulnerable to the undesirable effects of a strengthening USD, trade skirmishes, and rising oil prices. After a promising start Chinese equity markets declined as the U.S. and China become more deeply entrenched in their escalating trade war and signals began to point to a slowing economy. The strengthening dollar was detrimental to many EM currencies, most notably the Turkish lira. The significantly devalued lira, coupled with spiking inflation and political risks, unnerved investors. Still, equities in that market rebounded later in the period on the news of the dramatic hike in the country’s benchmark rate, thereby stabilizing the lira. Brazil’s equity markets continued to gain value despite incurring steep losses during May’s truckers’ strike, an event precipitated by rising oil prices and a depreciating real.

For the full period, emerging markets collectively declined 12.19%. Qatar, Russia, Peru, and Brazil were among the stronger performers in the asset class. Meanwhile, weaker performers included Turkey, Pakistan, Greece, and Korea.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls,

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018
(Unaudited)

to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI Emerging Markets Index on important measures such as share price relative to earnings and book value. Significant country overweight positions included Thailand, Brazil, Turkey, Korea, and Poland. The Portfolio was generally underweighted relative to the benchmark in Taiwan, China, South Africa, and Russia.

Portfolio Performance

The portfolio underperformed the benchmark for the period. The portfolio benefitted from a combination of stock selection and underweight positions in China and South Africa, along with a combination of stock selection and overweight positions in Thailand and Brazil. These gains were more than offset, however, by losses from a combination of stock selection and an underweight position in Taiwan, an emphasis on Turkey, and a combination of stock selection and a market overweight in Korea.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Brian K. Wolahan

Senior Vice President

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss. Holdings are subject to change.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018
(Unaudited)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018
(Unaudited)

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED OCTOBER 31(1)
	1 Year	5 Years	10 Years	Annualized Since Inception
Investor Class Shares†	-14.85%	0.52%	8.06%	7.17%
I Class Shares	-14.63%	N/A	N/A	4.54%
Y Class Shares	-14.81%	N/A	N/A	4.43%
MSCI Emerging Markets Index	-12.19%	1.15%	8.20%	6.65%

(1) Past performance is not an indication of future performance. Investor Class Shares were offered beginning 6/17/93. I Class Shares and Y Class Shares were offered beginning 10/31/16. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and/or reimbursements, performance would have been lower.

† The graph is based on Investor Class Shares only. Returns for I Class Shares and Y Class Shares would be different due to differences in fee structures.

N/A — Not available.

(See definition of comparative index on page 3).

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

SECTOR WEIGHTINGS† (Unaudited)

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.8%
	Shares	Value
Argentina — 1.2%
Ternium ADR	476,492	$15,171,505

Brazil — 9.2%
Arezzo Industria e Comercio	42,700	541,107
Atacadao Distribuicao Comercio e Industria Ltda*	193,000	786,728
B3 - Brasil Bolsa Balcao*	326,500	2,341,606
Banco BTG Pactual*	153,400	814,918
Banco do Brasil*	1,150,400	13,184,082
Cia de Saneamento Basico do Estado de Sao Paulo*	87,000	647,562
Cia de Saneamento de Minas Gerais	30,000	411,608
Cia de Saneamento do Parana	18,000	250,157
Cia Siderurgica Nacional	936,800	2,396,436
Construtora Tenda*	4,700	35,754
CSU Cardsystem	138,500	276,144
Cyrela Brazil Realty Empreendimentos e Participacoes	98,000	382,625
EDP - Energias do Brasil	2,184,600	8,200,689
Eneva*	9,600	35,547
Estacio Participacoes	612,300	3,808,879
Guararapes Confeccoes	19,600	711,004
Hypera*	69,700	553,817
IRB Brasil Resseguros S	137,300	2,645,280
JBS	3,549,207	9,756,385
Magazine Luiza	146,200	6,616,026
Mahle-Metal Leve	83,800	488,186
Nova Embrapar Participacoes* (A) (B)	854	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

Brazil — (continued)
Odontoprev	218,900	$776,429
Petrobras Distribuidora	740,829	4,759,699
Porto Seguro	415,400	6,068,870
QGEP Participacoes	187,700	607,762
Seara Alimentos* (A) (B)	911	1
SLC Agricola	162,300	2,466,228
Smiles Fidelidade	23,400	235,666
Sul America	662,429	4,405,513
Suzano Papel e Celulose	163,500	1,651,915
T4F Entretenimento	19,056	36,714
Tegma Gestao Logistica	49,500	307,255
Telefonica Brasil ADR	95,027	1,102,313
TIM Participacoes	1,401,300	4,341,526
TIM Participacoes ADR	380,269	5,882,761
TOTVS	36,800	248,201
Transmissora Alianca de Energia Eletrica	433,342	2,612,977
Tupy	51,411	242,032
Vale	782,700	11,840,927
Vale ADR, Cl B	973,062	14,693,236
Via Varejo	682,100	3,059,049

		120,223,614

Chile — 0.8%
Cia Cervecerias Unidas ADR	88,132	2,209,469
Enel Americas ADR	1,057,876	8,336,063
Enel Chile ADR	56,734	243,956

		10,789,488

China — 25.3%
21Vianet Group ADR*	14,875	161,766
51job ADR*	16,764	1,029,477
58.com ADR*	193,283	12,677,432
Agile Group Holdings	3,154,000	3,595,631
Agricultural Bank of China, Cl H	47,811,000	20,973,079
Anhui Conch Cement, Cl A	1,146,546	5,380,831
Anhui Conch Cement, Cl H	146,500	756,604
Apeloa Pharmaceutical, Cl A	409,100	434,670
Autohome ADR	158,305	11,458,116
Baidu ADR*	103,256	19,624,835
Bank of Chengdu, Cl A	976,617	1,225,305
Bank of China, Cl H	66,682,000	28,400,829
Bank of Shanghai, Cl A	540,618	946,494
Baoshan Iron & Steel, Cl A	1,375,000	1,508,259
China Communications Services, Cl H	2,716,000	2,195,811

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

China — (continued)
China Construction Bank, Cl H	49,404,000	$39,185,774
China International Travel Service, Cl A	215,901	1,661,801
China Lilang	383,000	315,506
China Merchants Bank, Cl H	376,000	1,448,007
China Mobile	2,145,000	20,049,669
China National Chemical Engineering, Cl A	1,956,150	1,635,244
China Petroleum & Chemical, Cl H	7,430,000	6,025,899
China Resources Cement Holdings	1,996,000	1,758,792
China Resources Sanjiu Medical & Pharmaceutical, Cl A	154,444	531,710
China Shenhua Energy, Cl H	169,000	382,742
China Sports International* (A) (B)	670,000	4,837
China Telecom, Cl H	44,170,000	20,840,352
China United Network Communications, Cl A	3,235,000	2,514,116
China Yuchai International	29,004	417,948
Chongqing Department Store, Cl A	163,257	632,278
Chongqing Rural Commercial Bank, Cl H	922,000	507,915
CNHTC Jinan Truck, Cl A	149,200	227,412
CNOOC	5,158,000	8,853,242
COFCO Tunhe Sugar, Cl A	682,818	663,814
Country Garden Holdings	2,984,000	3,192,543
CRRC	561,000	492,184
CSPC Pharmaceutical Group	318,000	670,716
Daqin Railway, Cl A	617,700	713,879
Dare Power Dekor Home, Cl A	125,070	192,606
Gemdale Properties & Investment	1,052,394	96,624
Greenland Holdings, Cl A	5,239,939	4,635,784
Greenland Hong Kong Holdings	698,000	160,215
Guangxi Liugong Machinery, Cl A	1,099,020	1,098,374
Hangzhou Hangyang, Cl A	14,000	20,496
Huayu Automotive Systems, Cl A	747,460	1,868,087
Hunan Valin Steel, Cl A*	816,700	921,614
Industrial & Commercial Bank of China, Cl H	47,926,000	32,390,898
Jiangsu Yangnong Chemical, Cl A	20,400	109,019
Jiangxi Wannianqing Cement, Cl A	261,100	477,341
Liuzhou Iron & Steel, Cl A	802,800	919,742
Logan Property Holdings	170,000	156,951
Longfor Group Holdings	977,000	2,372,125
Lonking Holdings	3,074,000	689,910
Maanshan Iron & Steel, Cl H	3,936,000	2,108,047
Momo ADR*	195,530	6,563,942
NVC Lighting Holding	1,000	65
Overseas Chinese Town Asia Holdings	63,776	18,136
PetroChina, Cl H	18,060,000	13,219,212

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

China — (continued)
Poly Property Group	2,461,000	$734,350
Qingling Motors, Cl H	148,000	38,312
Rainbow Department Store, Cl A	78,100	131,247
Renhe Pharmacy, Cl A	720,648	741,924
SAIC Motor, Cl A	207,800	807,768
Sany Heavy Industry, Cl A	5,118,943	5,776,527
SGIS Songshan, Cl A*	434,900	374,780
Shaan Xi Provincial Natural Gas, Cl A	22,123	23,474
Shanghai Prime Machinery, Cl H*	184,000	25,810
Shanghai Shimao, Cl A	844,118	487,776
Shanxi Taigang Stainless Steel, Cl A	813,600	577,468
Shanying International Holding, Cl A	4,749,100	2,104,174
Shimao Property Holdings	172,500	337,435
Shui On Land	1,063,500	214,275
Sino-Ocean Group Holding	1,971,500	771,811
Sinopec Shanghai Petrochemical, Cl H	2,424,000	1,063,327
Sinotruk Hong Kong	2,999,000	4,306,166
Suning Universal, Cl A	512,900	214,747
TangShan Port Group, Cl A	1,953,392	663,819
TCL Electronics Holdings	131,000	53,289
Tian Di Science & Technology, Cl A	386,300	219,347
Tianjin Chase Sun Pharmaceutical, Cl A	464,500	215,795
Tianneng Power International	2,016,000	1,611,885
Tingyi Cayman Islands Holding	866,000	1,281,008
TPV Technology	498,000	40,643
Wangfujing Group, Cl A	298,696	603,037
Weichai Power, Cl H	4,757,000	4,701,222
Weiqiao Textile, Cl H	891,000	286,321
WUS Printed Circuit Kunshan, Cl A	164,500	172,423
Xinyu Iron & Steel, Cl A	1,295,100	1,106,780
Yuzhou Properties	85,000	30,350
YY ADR*	147,611	9,432,343
Zhejiang Medicine, Cl A	64,638	77,854
Zhejiang Xinan Chemical Industrial Group, Cl A	352,824	617,206
Zhongsheng Group Holdings	227,000	413,940

		331,373,340

Colombia — 1.3%
Almacenes Exito	390,601	1,686,394
Banco de Bogota	1,763	36,142
Ecopetrol ADR	652,109	15,168,055

		16,890,591

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value
Czech Republic — 0.2%
CEZ	27,383	$651,646
Komercni banka as	46,787	1,777,373
O2 Czech Republic	12,002	126,301

		2,555,320

Egypt — 0.1%
Commercial International Bank Egypt	141,068	632,051
ElSewedy Electric	221,630	187,619
Emaar Misr for Development SAE*	3,714,822	648,850
Talaat Moustafa Group	227,123	117,617
Telecom Egypt	129,683	76,348

		1,662,485

Greece — 0.2%
Aegean Airlines	16,296	123,297
Ellaktor*	37,342	53,884
Eurobank Ergasias*	324,341	218,581
Hellenic Petroleum	51,760	411,552
Hellenic Telecommunications Organization	26,792	298,906
JUMBO	10,237	149,342
Motor Oil Hellas Corinth Refineries	48,535	1,148,933
Public Power *	10,313	15,489

		2,419,984

Hong Kong — 0.7%
Asia Cement China Holdings	791,500	679,269
Ausnutria Dairy	61,000	55,306
Bosideng International Holdings	802,000	112,497
China BlueChemical	546,000	186,596
China Resources Beer Holdings	108,000	375,289
China Resources Gas Group	114,000	436,116
China Unicom Hong Kong	1,366,000	1,417,918
Haier Electronics Group*	314,000	655,873
HKC Holdings	39,000	28,000
IGG	514,000	541,401
JNBY Design	171,000	261,670
K Wah International Holdings	175,000	78,998
Kingboard Holdings	587,000	1,571,930
Lenovo Group	988,000	628,686
Li Ning*	975,500	913,060
Road King Infrastructure	235,000	362,601
Sinopec Engineering Group, Cl H	350,000	325,366
Yihai International Holding	290,000	636,806

		9,267,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value
Hungary — 0.4%
OTP Bank Nyrt	143,713	$5,163,927
Richter Gedeon Nyrt	37,199	691,680

		5,855,607

India — 7.9%
Adani Green Energy*	82,620	44,302
Balrampur Chini Mills*	1,177,479	1,708,615
Dhampur Sugar Mills	85,809	183,582
DLF	567,513	1,264,423
Everest Industries	6,235	40,739
GAIL India	1,086,331	5,498,132
HCL Technologies	934,768	13,344,257
Hexaware Technologies	161,622	733,086
HIL	3,659	111,064
Hinduja Global Solutions	20,490	182,053
Hindustan Petroleum	2,256,837	6,841,166
Indian Oil	4,236,230	7,931,652
Infinite Computer Solutions India*	2,831	17,891
Infosys	2,060,298	19,124,871
KPIT Technologies	124,946	374,103
Mindtree	215,044	2,474,409
Mphasis	168,186	2,244,792
Nestle India	5,372	737,227
Newgen Software Technologies	13,018	43,546
NIIT Technologies	46,247	767,740
Nucleus Software Exports	12,776	67,055
Oil & Natural Gas	1,195,216	2,477,069
Oracle Financial Services Software	9,854	482,905
Persistent Systems	9,557	73,204
RITES	40,498	138,836
Sandur Manganese & Iron Ores	2,004	35,540
Sonata Software	98,736	411,995
Tata Consultancy Services	836,233	21,918,250
Tech Mahindra	969,742	9,755,779
VIP Industries	27,789	166,332
Wipro	360,360	1,614,054
WNS Holdings ADR*	61,835	3,103,499
Wpil	1,565	18,483

		103,930,651

Indonesia — 1.7%
Adaro Energy	3,080,088	334,297
Alam Sutera Realty*	4,604,200	84,195
Bank Negara Indonesia Persero	10,575,100	5,095,386

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value
Indonesia — (continued)
Bank Tabungan Negara Persero	970,500	$135,337
Bukit Asam	4,394,700	1,228,579
Charoen Pokphand Indonesia	1,107,400	400,638
Gudang Garam	80,900	384,744
Hanjaya Mandala Sampoerna	1,047,700	257,058
Harum Energy	747,700	96,398
Indah Kiat Pulp & Paper	338,000	282,917
Indo Tambangraya Megah	528,700	865,951
Indo-Rama Synthetics*	28,500	7,780
Industri Jamu Dan Farmasi Sido Muncul	486,100	25,580
Japfa Comfeed Indonesia	1,130,100	150,903
Perusahaan Gas Negara Persero	9,702,700	1,416,872
Ramayana Lestari Sentosa	489,800	38,340
Telekomunikasi Indonesia Persero	32,588,200	8,252,891
Telekomunikasi Indonesia Persero ADR	17,581	443,041
United Tractors	1,581,000	3,483,868

		22,984,775

Malaysia — 1.8%
AFFIN Bank	47,600	25,708
AMMB Holdings	66,600	60,480
Carlsberg Brewery Malaysia	18,500	78,695
DRB-Hicom	119,600	53,734
Frontken*	247,800	49,151
Genting	737,300	1,293,292
Hong Leong Bank	72,300	357,656
Hong Leong Financial Group	120,900	531,041
KSL Holdings*	537,800	91,251
Lingkaran Trans Kota Holdings	61,400	57,519
Lion Industries*	143,600	24,365
Malakoff	464,600	95,485
Malayan Banking	954,600	2,164,931
Malaysia Airports Holdings	701,100	1,390,639
Malaysian Pacific Industries	21,400	55,437
MMC	800	205
Muhibbah Engineering M	56,063	37,112
Petron Malaysia Refining & Marketing	24,800	42,850
Petronas Chemicals Group	151,800	339,187
Petronas Gas	96,800	422,871
Public Bank	148,300	871,832
Supermax	245,600	187,230
Tenaga Nasional	4,333,600	15,223,783
Uchi Technologies	125,300	86,837

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
YTL Power International	152,600	$34,645

		23,575,936

Mexico — 0.8%
Alfa, Cl A	452,758	478,763
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santander ADR	194,513	1,221,542
Bio Pappel*	13,442	13,817
Cia Minera Autlan	82,156	56,582
Fomento Economico Mexicano ADR	10,000	850,700
Grupo Comercial Chedraui	90,732	160,218
Grupo Famsa, Cl A*	62,776	31,151
Grupo Financiero Banorte, Cl O	538,127	2,966,775
Grupo Financiero Inbursa, Cl O	551,067	718,090
Grupo GICSA*	53,872	20,872
Grupo Simec, Ser B, Cl B*	23,591	64,049
Industrias Bachoco	9,027	33,014
Industrias Bachoco ADR	945	41,447
Macquarie Mexico Real Estate Management‡ *	158,094	155,267
Megacable Holdings	65,741	292,276
Mexichem	280,958	734,855
Wal-Mart de Mexico	875,576	2,238,806

		10,078,224

Peru — 1.0%
Southern Copper	344,415	13,204,871

Philippines — 0.0%
Cebu Air	5,292	6,330
DMCI Holdings	207,700	49,843
East West Banking*	133,650	28,276
First Gen	24,900	7,269
Globe Telecom	7,825	305,658
Melco Resorts And Entertainment Philippines*	1,373,700	183,571
Petron	259,800	39,331

		620,278

Poland — 2.6%
11 bit studios*	535	42,386
Asseco Poland	39,053	491,578
Bank Millennium*	133,648	307,549
CD Projekt*	122,675	5,060,905
Enea*	176,697	370,234
Energa*	295,160	599,989
Jastrzebska Spolka Weglowa*	69,884	1,347,723

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value
Poland — (continued)
LiveChat Software	7,361	$49,302
LPP	1,240	2,536,778
PGE Polska Grupa Energetyczna*	487,837	1,336,192
PKP Cargo*	5,193	54,405
PlayWay	883	27,499
Polski Koncern Naftowy ORLEN	667,325	16,041,609
Polskie Gornictwo Naftowe i Gazownictwo	2,063,099	3,365,779
Powszechna Kasa Oszczednosci Bank Polski	214,517	2,232,298
Tauron Polska Energia *	184,337	85,511

		33,949,737

Qatar — 0.3%
Barwa Real Estate	244,422	2,510,008
Ooredoo QPSC	26,239	496,386
Qatar Fuel QSC	2,112	100,409
Qatar Islamic Bank SAQ	8,373	351,845
Qatar Navigation QSC	9,147	178,494
United Development QSC	224,487	863,174

		4,500,316

Russia — 2.6%
Globaltrans Investment GDR	139,323	1,365,365
LSR Group PJSC GDR	44,683	83,110
Magnitogorsk Iron & Steel Works PJSC GDR	86,624	817,731
MMC Norilsk Nickel PJSC ADR	94,116	1,560,443
Mobile TeleSystems PJSC ADR	197,410	1,581,254
Novolipetsk Steel PJSC GDR	267,573	6,464,564
QIWI ADR*	10,599	139,907
Sberbank of Russia PJSC ADR	1,290,672	15,229,930
Severstal PJSC GDR	105,449	1,635,514
Tatneft PJSC ADR	81,956	5,774,620

		34,652,438

South Africa — 3.4%
African Rainbow Minerals	26,095	220,912
Allied Electronics, Cl A*	33,728	40,032
Alviva Holdings	11,326	13,551
Anglo American Platinum	6,990	228,347
Astral Foods	45,605	612,024
Barloworld	70,410	572,730
Clover Industries	26,475	29,485
Exxaro Resources	94,356	965,146
FirstRand	3,824,862	16,673,572
Grindrod*	45,914	20,603
Kumba Iron Ore	168,237	3,295,746

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Lewis Group	21,364	$45,545
Liberty Holdings	61,787	452,288
Merafe Resources	952,259	100,697
MiX Telematics ADR	19,673	302,177
MMI Holdings*	3,646,920	4,412,644
Mondi	134,142	3,208,678
Peregrine Holdings	18,277	25,447
Sappi	262,150	1,473,833
Standard Bank Group	855,297	9,469,287
Telkom	735,366	2,674,285

		44,837,029

South Korea — 15.9%
AK Holdings	2,836	110,996
Chong Kun Dang Pharmaceutical	1,709	130,025
CJ Corp	74,018	7,079,955
CJ Hello	17,044	135,957
Com2uSCorp	1,377	154,792
Daelim Industrial	11,735	782,642
Danawa	8,021	127,753
DGB Financial Group	95,618	788,741
Dong-A ST, Cl A	2,771	202,801
Dongkuk Steel Mill	17,799	110,429
Dongyang E&P	15,443	128,742
Doosan Bobcat	12,168	375,862
Doosan Heavy Industries & Construction*	20,496	196,947
Doosan Infracore*	104,606	706,828
DoubleUGames	2,040	116,720
F&F	25,162	1,152,610
Fila Korea	4,611	170,148
Grand Korea Leisure	6,179	120,646
Gravity ADR*	1,971	57,770
GS Engineering & Construction	30,804	1,128,575
Hana Financial Group	507,298	17,050,163
Handsome	8,497	271,415
Hanwha	283,370	6,987,580
Hanwha Chemical	2,706	38,350
Hite Holdings	5,440	31,269
Hotel Shilla	20,713	1,295,983
Huons	1,011	59,885
Hyundai	6,136	130,307
Hyundai Hy Communications & Network	15,910	58,639
Industrial Bank of Korea	75,729	986,859
Innocean Worldwide	1,315	66,930

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
JB Financial Group	116,296	$560,278
Kia Motors	377,715	9,413,458
KoMiCo	8,081	170,903
Korea Gas*	7,795	356,386
Korea United Pharm	1,716	33,656
KT	413,816	10,385,799
Kumho Petrochemical	1,553	117,339
LG Display	610,817	8,844,263
LG Electronics	213,123	11,838,608
LG Uplus	397,939	5,639,696
LS	7,502	332,457
LS Industrial Systems	8,270	356,694
NCSoft	5,637	2,124,603
Neowiz*	10,105	101,090
NICE Information Service	4,483	42,684
POSCO	25,857	5,854,158
Samsung C&T	26,407	2,514,290
Samsung Electro-Mechanics	6,835	707,762
Samsung Electronics	1,812,734	67,447,608
Samsung SDS	3,027	511,340
Seoyon E-Hwa	48,604	170,394
Shinsegae International	827	107,044
SK Hynix	389,231	23,294,769
SK Innovation	26,306	4,928,552
SK Telecom	42,771	10,058,908
Tokai Carbon Korea	1,462	72,102
Woongjin Thinkbig	13,748	49,826
Woori Bank	95,691	1,322,569
Youngone	9,496	297,909

		208,411,464

Taiwan — 6.6%
Acer	1,495,000	1,048,428
Acter	22,200	115,150
Arcadyan Technology	50,000	81,278
Asia Cement	528,000	558,834
Asustek Computer	65,000	481,046
AU Optronics	11,198,000	4,415,073
Capital Securities	173,000	51,660
Chang Hwa Commercial Bank	1,581,000	896,699
China Development Financial Holding	4,130,000	1,325,369
China Life Insurance	386,000	366,752
Chipbond Technology	328,000	602,088
Chlitina Holding	12,000	79,695

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Chong Hong Construction	237,000	$538,445
Compal Electronics	336,000	185,140
Coretronic	203,000	278,819
Darfon Electronics	575,000	661,539
Elan Microelectronics	143,500	266,660
Eva Airways	645,350	295,114
Far Eastern New Century	1,056,000	1,059,652
Feng TAY Enterprise	34,000	204,376
Formosa Chemicals & Fibre	121,000	437,967
Formosa Petrochemical	460,000	1,813,657
Foxconn Technology	75,000	159,002
Fubon Financial Holding	5,128,520	8,030,146
Gamania Digital Entertainment	56,000	102,976
Gigabyte Technology	292,000	381,715
Global Brands Manufacture	176,643	66,506
Good Will Instrument	26,000	17,729
Harvatek	68,000	27,250
Hon Hai Precision Industry	3,227,648	8,219,586
Innolux	24,280,640	7,352,538
Inventec	1,500,000	1,209,482
Jourdeness Group	40,000	100,184
Mega Financial Holding	580,000	490,159
Mercuries Life Insurance*	407,000	178,226
Micro-Star International	570,000	1,258,152
Nanya Technology	97,000	161,128
Novatek Microelectronics	420,000	1,852,761
Pegatron	4,590,343	8,352,012
Phison Electronics	117,000	767,573
Powertech Technology	72,000	157,296
President Chain Store	53,000	597,777
Radiant Opto-Electronics	473,000	1,236,651
Radium Life Tech*	257,000	126,245
Realtek Semiconductor	59,000	236,435
Samebest	16,000	81,440
Shanghai Commercial & Savings Bank	222,938	277,025
Shin Kong Financial Holding	4,491,768	1,473,401
Silicon Motion Technology ADR	8,825	331,732
Simplo Technology	129,000	748,328
Sino-American Silicon Products	485,000	902,821
Star Comgistic Capital*	342,000	116,605
Sun Financial Holding	541,000	358,417
TaiDoc Technology	28,000	117,636
Taita Chemical*	54,000	18,847

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Taiwan High Speed Rail	1,057,000	$1,048,699
Taiwan Semiconductor Manufacturing	170,000	1,285,589
Taiwan Surface Mounting Technology	676,829	738,228
TCI	148,688	2,078,259
Uni-President Enterprises	477,000	1,154,617
United Microelectronics	28,366,000	10,817,270
Vanguard International Semiconductor	82,000	151,052
Walsin Lihwa	434,000	215,296
Winbond Electronics	9,982,625	4,323,019
Wiwynn	60,504	436,040
Yea Shin International Development	156,341	77,304
Yuanta Financial Holding	5,518,000	2,674,918
Zhen Ding Technology Holding	315,000	719,727

		86,991,240

Thailand — 5.8%
Bangchak NVDR	2,512,200	2,500,833
Bangkok Bank	136,200	850,480
Bangkok Bank NVDR	515,300	3,217,711
Banpu NVDR	2,242,700	1,177,164
Diamond Building Products NVDR	134,500	22,924
Esso Thailand NVDR	3,028,900	1,324,858
Indorama Ventures NVDR	459,900	752,627
Kasikornbank NVDR	117,500	707,127
Krung Thai Bank	7,276,300	4,411,874
Krung Thai Bank NVDR	12,037,600	7,298,816
Land & Houses NVDR	223,700	69,505
Polyplex Thailand NVDR	100,300	45,385
PTT NVDR	14,973,000	23,035,385
PTT Exploration & Production NVDR	915,500	3,852,556
PTT Global Chemical NVDR	4,974,100	11,591,228
Somboon Advance Technology NVDR	86,100	52,725
Sri Trang Agro-Industry NVDR	496,500	268,095
Star Petroleum Refining NVDR	5,954,800	2,532,811
Thai Oil NVDR	1,352,400	3,457,493
Thanachart Capital	3,005,900	4,783,144
Thanachart Capital NVDR	2,649,100	4,215,385

		76,168,126

Turkey — 3.4%
Akbank T.A.S.	1,736,933	2,054,016
Anadolu Cam Sanayii	100,262	54,170
BIM Birlesik Magazalar	13,595	193,116
Dogan Sirketler Grubu Holding*	1,106,919	215,855

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
Turkey — (continued)
Eregli Demir ve Celik Fabrikalari	7,327,031	$11,876,145
Ford Otomotiv Sanayi	40,974	439,824
Haci Omer Sabanci Holding	2,460,667	3,134,383
KOC Holding	588,491	1,640,312
Pegasus Hava Tasimaciligi*	84,059	301,371
Tekfen Holding	26,121	99,258
Trakya Cam Sanayii	1,425,288	833,815
Turk Hava Yollari*	1,579,087	3,969,188
Turk Sise ve Cam Fabrikalari	6,525,633	5,522,085
Turkiye Garanti Bankasi, Cl C	961,458	1,202,338
Turkiye Halk Bankasi	2,287,794	2,525,349
Turkiye Is Bankasi, Cl C	6,564,295	4,685,762
Turkiye Vakiflar Bankasi TAO, Cl D	8,750,110	5,353,760

		44,100,747

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank	293,987	647,497
Air Arabia	771,649	214,280
Dana Gas PJSC	4,596,282	1,439,017
Emirates NBD PJSC	290,919	734,990
First Abu Dhabi Bank PJSC	633,845	2,384,803
Islamic Arab Insurance*	1,323,040	262,940
Union National Bank PJSC	428,125	554,803

		6,238,330

United States — 0.1%
Star Bulk Carriers *	74,548	905,758

TOTAL COMMON STOCK (Cost $1,181,303,391)		1,231,359,236

PREFERRED STOCK — 1.8% (C)

Brazil — 1.8%
Banco do Estado do Rio Grande do Sul	117,500	618,521
Braskem, Cl A	336,110	4,705,450
Cia Brasileira de Distribuicao*	97,300	2,035,156
Cia Ferro Ligas da Bahia - FERBASA*	30,400	153,981
Metalurgica Gerdau, Cl A	1,343,100	2,840,305
Noxville Investimentos (A) (B)	455	—
Petroleo Brasileiro*	1,320,400	9,796,115
Randon Implementos e Participacoes	91,100	193,877

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

PREFERRED STOCK — continued
	Shares	Value
Brazil — (continued)
Telefonica Brasil	243,700	$2,821,720

TOTAL PREFERRED STOCK (Cost $25,824,495)		23,165,125

RIGHTS — 0.0%
	Number of Rights
Taiwan — 0.0%
Jourdeness Group, Expires 11/12/18 *	1,048	—

TOTAL RIGHTS (Cost $—)		—

WARRANTS — 0.0%
	Number of Warrants
Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS— 95.6% (Cost $1,207,127,886)		$1,254,524,361

Percentages are based on Net Assets of $1,312,178,632

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2018 was $4,838 and represented 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

The summary of input levels used to value the Portfolio’s net assets as of October 31, 2018 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$ 15,171,505	$ —	$ —	$ 15,171,505
Brazil	120,223,613	—	1^	120,223,614
Chile	10,789,488	—	—	10,789,488
China	331,368,503	—	4,837	331,373,340
Colombia	16,890,591	—	—	16,890,591
Czech Republic	2,555,320	—	—	2,555,320
Egypt	1,662,485	—	—	1,662,485
Greece	2,419,984	—	—	2,419,984
Hong Kong	9,267,382	—	—	9,267,382
Hungary	5,855,607	—	—	5,855,607
India	103,930,651	—	—	103,930,651
Indonesia	22,984,775	—	—	22,984,775
Malaysia	23,575,936	—	—	23,575,936
Mexico	10,078,224	—	—	10,078,224
Peru	13,204,871	—	—	13,204,871
Philippines	620,278	—	—	620,278
Poland	33,949,737	—	—	33,949,737
Qatar	4,500,316	—	—	4,500,316
Russia	34,652,438	—	—	34,652,438
South Africa	44,837,029	—	—	44,837,029
South Korea	208,411,464	—	—	208,411,464
Taiwan	86,991,240	—	—	86,991,240
Thailand	76,168,126	—	—	76,168,126
Turkey	44,100,747	—	—	44,100,747
United Arab Emirates	6,238,330	—	—	6,238,330
United States	905,758	—	—	905,758

Total Common Stock	1,231,354,398	—	4,838	1,231,359,236

Preferred Stock
Brazil	23,165,125	—	—^	23,165,125

Total Preferred Stock	23,165,125	—	—	23,165,125

Rights	—	—	—^	—
Warrants	—	—	—^	—

Total Investments in Securities	$ 1,254,519,523	$ —	$ 4,838	$ 1,254,524,361

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

investment was principally traded. For the year ended October 31, 2018, securities with a total market value of $117,450 were transferred from Level 2 to Level 1. For the year ended October 31, 2018, a security with a total market value of $4,837 was transferred from Level 1 to Level 3. All other transfers were considered to have occurred as of year end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $1,207,127,886)	$1,254,524,361
Foreign Currency, at Value (Cost 2,949,230)	2,941,276
Cash	48,360,380
Receivable for Capital Shares Sold	8,893,773
Dividends and Interest Receivable	1,850,890
Reclaim Receivable	246,733
Receivable for Investment Securities Sold	5,713
Prepaid Expenses	65,856

Total Assets	1,316,888,982

Liabilities
Payable for Capital Shares Redeemed	2,310,368
Payable to Adviser	1,090,322
Accrued Foreign Capital Gains Tax on Appreciated Securities	698,787
Shareholder Servicing Fees Payable - Investor Class	124,730
Payable to Administrator	81,833
Shareholder Servicing Fees Payable - Y Class	8,569
Payable to Trustees	4,156
Chief Compliance Officer Fees Payable	2,147
Accrued Expenses	389,438

Total Liabilities	4,710,350

Net Assets	$1,312,178,632

Net Assets Consist of:
Paid-in Capital	$1,362,015,880
Total distributable loss	(49,837,248)

Net Assets	$1,312,178,632

Investor Class Shares:
Net Assets	$789,483,214
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	43,015,511

Net Asset Value, Redemption and Offering Price Per Share *	$18.35

I Class Shares:
Net Assets	$497,707,492
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	27,080,161

Net Asset Value, Redemption and Offering Price Per Share *	$18.38

Y Class Shares:
Net Assets	$24,987,926
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,362,726

Net Asset Value, Redemption and Offering Price Per Share *	$18.34

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
FOR THE YEAR ENDED
OCTOBER 31, 2018

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$43,636,768
Interest	57,594
Less: Foreign Taxes Withheld	(4,625,351)

Total Investment Income	39,069,011

Expenses:
Investment Advisory Fees	12,565,819
Shareholder Servicing Fees - Investor Class	1,482,884
Shareholder Servicing Fees - Y Class	9,567
Administration Fees	952,639
Trustees’ Fees	16,179
Chief Compliance Officer Fees	5,830
Custodian Fees	893,677
Transfer Agent Fees	190,832
Filing and Registration Fees	107,166
Printing Fees	66,405
Legal Fees	36,573
Interest Expense	24,972
Audit Fees	23,300
Other Expenses	157,801

Total Expenses	16,533,644

Less:
Fees Paid Indirectly	(3,575)

Net Expenses	16,530,069

Net Investment Income	22,538,942

Net Realized Gain (Loss) on:
Investments	21,101,858
Foreign Currency Transactions	(1,386,309)

Net Realized Gain	19,715,549

Net Change in Unrealized Depreciation on:
Investments	(248,691,746)
Foreign Capital Gains Tax on Appreciated Securities	(42,002)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(33,425)

Net Change in Unrealized Depreciation	(248,767,173)

Net Realized and Unrealized Loss	(229,051,624)

Net Decrease in Net Assets Resulting from Operations	$(206,512,682)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$22,538,942	$15,298,235
Net Realized Gain on Investments and Foreign Currency Transactions	19,715,549	61,395,759
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(248,767,173)	196,718,492

Net Increase (Decrease) in Net Assets Resulting from Operations	(206,512,682)	273,412,486

Distributions:(1)
Investor Class Shares	(9,877,767)	(19,300,859)
I Class Shares	(6,865,355)	(1,718,656)
Y Class Shares	(3)	(3)

Total Distributions	(16,743,125)	(21,019,518)

Capital Share Transactions:(2)
Investor Class Shares:
Issued	537,587,432	166,430,839
Reinvestment of Distributions	8,293,622	17,743,898
Redemption Fees — (See Note 2)	54,720	10,677
Redeemed	(369,688,396)	(686,155,865)

Increase (Decrease) in Net Assets derived from Investor Class Transactions	176,247,378	(501,970,451)

I Class Shares:
Issued	347,296,462	488,809,127
Reinvestment of Distributions	6,003,327	1,045,908
Redemption Fees — (See Note 2)	10,767	44,558
Redeemed	(210,638,870)	(132,051,912)

Increase in Net Assets derived from I Class Transactions	142,671,686	357,847,681

Y Class Shares:
Issued	41,763,898	—
Reinvestment of Distributions	2	2
Redemption Fees — (See Note 2)	13,407	—
Redeemed	(11,322,521)	(26)

Increase (Decrease) in Net Assets derived from Y Class Transactions	30,454,786	(24)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	349,373,850	(144,122,794)

Total Increase in Net Assets	126,118,043	108,270,174

Net Assets:
Beginning of Year	1,186,060,589	1,077,790,415

End of Year(3)	$1,312,178,632	$1,186,060,589

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 13).
(2)	See Note 7 in Notes to Financial Statements.
(3)	Includes undistributed net investment income of $15,275,643, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

		Years Ended October 31,
Investor Class Shares	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$21.83	$17.42	$16.12	$19.30	$19.15

Income from Operations:
Net Investment Income*	0.36	0.23	0.19	0.20	0.27
Net Realized and Unrealized Gain (Loss)	(3.55)	4.51	1.30	(3.17)	0.09

Total from Operations	(3.19)	4.74	1.49	(2.97)	0.36

Redemption Fees	0.00^	0.00^	0.00^	0.00^	0.00^

Dividends and Distributions from:
Net Investment Income	(0.29)	(0.33)	(0.19)	(0.21)	(0.21)

Total Dividends and Distributions	(0.29)	(0.33)	(0.19)	(0.21)	(0.21)

Net Asset Value, End of Year	$18.35	$21.83	$17.42	$16.12	$19.30

Total Return †	(14.85)%	27.84%	9.43%	(15.51)%	1.95%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$789,483	$739,686	$1,077,790	$1,587,573	$1,688,011
Ratio of Expenses to Average Net Assets(1)	1.40%	1.42%	1.56%	1.51%	1.50%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.23%	1.23%	1.10%	1.41%
Portfolio Turnover Rate	32%	40%	31%	32%	37%

*	Per share amounts for the period are based on average outstanding shares.
^	Amount was less than $0.01 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year or Period Presented

I Class Shares	2018	2017‡
Net Asset Value, Beginning of Period	$21.85	$17.42

Income from Operations:
Net Investment Income*	0.42	0.36
Net Realized and Unrealized Gain (Loss)	(3.56)	4.41

Total from Operations	(3.14)	4.77

Redemption Fees	0.00^	0.00^
Dividends and Distributions from:
Net Investment Income	(0.33)	(0.34)

Total Dividends and Distributions	(0.33)	(0.34)

Net Asset Value, End of Period	$18.38	$21.85

Total Return †	(14.63)%	28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$497,707	$446,374
Ratio of Expenses to Average Net Assets(1)	1.20%	1.21%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.81%
Portfolio Turnover Rate	32%	40%

‡	I Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
^	Amount was less than $0.01 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year or Period Presented

Y Class Shares	2018	2017‡
Net Asset Value, Beginning of Period	$21.85		$17.42

Income from Operations:
Net Investment Income*	0.62		0.40
Net Realized and Unrealized Gain (Loss)	(3.82)		4.37

Total from Operations	(3.20)		4.77

Redemption Fees	0.02		—
Dividends and Distributions from:
Net Investment Income	(0.33)		(0.34)

Total Dividends and Distributions	(0.33)		(0.34)

Net Asset Value, End of Period	$18.34		$21.85

Total Return †	(14.81)%		28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$24,988	$	—^

Ratio of Expenses to Average Net Assets(1)	1.27%		0.68%††
Ratio of Net Investment Income to Average Net Assets	3.12%		2.08%
Portfolio Turnover Rate	32%		40%

‡	Y Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
††	Had assets been contributed, the ratio would have been 1.31%.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.
^	Amount rounds to less than one thousand.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 54 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a non-diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of October 31, 2018, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $4,838 or 0.0% of Net Assets.

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2018, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2018, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2018, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2018, the Portfolio did not hold any open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the year ended October 31, 2018, the Portfolio paid $952,639 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the year ended October 31, 2018, the Portfolio earned cash management credits of $3,575, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the year ended October 31, 2018, the Portfolio made purchases of $698,303,377 and sales of $396,318,949 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions:

	Year Ended October 31, 2018	Year Ended October 31, 2017
Investor Class Shares:
Issued	26,690,310	9,077,880
Reinvestment of Distributions	371,411	1,079,969
Redeemed	(17,932,017)	(38,146,140)

Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	9,129,704	(27,988,291)

I Class Shares:
Issued	16,295,380	26,907,289
Reinvestment of Distributions	268,966	63,658
Redeemed	(9,909,250)	(6,545,890)

Net Increase in Shares Outstanding from I Class Share Transactions	6,655,096	20,425,057

Y Class Shares:
Issued	1,934,905	—
Reinvestment of Distributions	—	1
Redeemed	(572,187)	(1)

Net Increase in Shares Outstanding from Y Class Share Transactions	1,362,718	—

Net Increase (Decrease) in Shares Outstanding from Share Transactions	17,147,518	(7,563,234)

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $25 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire April 10, 2019. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the year ended October 31, 2018, the Portfolio had average borrowings of $6,191,037 over a period of 30 days at a weighted average interest rate of 4.580%. Interest accrued on the borrowings during the period was $24,972. As of October 31, 2018, the Portfolio had no

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income, accumulated net realized loss and paid-in-capital. These differences are due to foreign currency gains and losses, sale of passive foreign investment companies (“PFIC”), expiration of capital losses and non-deductible tax. Permanent book and tax differences resulted in the following reclassifications:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
$(1,248,652)	$1,248,652	$—

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2018	$16,743,125	$—	$16,743,125
2017	21,019,518	—	21,019,518

As of October 31, 2018, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$19,885,866
Capital Loss Carryforwards	(115,309,731)
Net Unrealized Appreciation	45,586,620
Other Temporary Differences	(3)

Total Accumulated Losses	$(49,837,248)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards with no expiration are noted below:

Short-Term Loss	Long-Term Loss	Total Capital Loss Carryforwards
$ (115,309,731)	$ —	$ (115,309,731)

During the year ended October 31, 2018 the Portfolio utilized $20,999,142 of capital loss

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

carryforwards to offset capital gains and $0 expired.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2018, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,208,889,430	$172,797,063	$(127,210,443)	$45,586,620

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

11. Other:

As of October 31, 2018, 77% of the Portfolio’s Investor Class Shares outstanding were held by three record shareholders, 58% of the Portfolio’s I Class Shares were held by three record shareholders, and 96% of the Portfolio’s Y Class Shares outstanding were held by three record shareholder. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the year and as of October 31, 2018, there were no securities on loan for the Portfolio.

13. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

14. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

15. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of Acadian Emerging Markets Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Acadian Emerging Markets Portfolio, a series of shares of beneficial interest in The Advisors’ Inner Circle Fund (the “Portfolio”), including the schedule of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of it’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

BBD, LLP

We have served as the auditor of one or more of the Funds in The Advisors’ Inner Circle Fund since 2013.

Philadelphia, Pennsylvania

December 20, 2018

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2018 to October 31, 2018).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/18	Ending Account Value 10/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$820.70	1.40%	$6.43
Hypothetical 5% Return	1,000.00	1,018.14	1.40	7.13
I Class Shares
Actual Fund Return	$1,000.00	822.00	1.20	5.52
Hypothetical 5% Return	1,000.00	1,019.14	1.20	6.12
Y Class Shares
Actual Fund Return	$1,000.00	822.10	1.27	5.85
Hypothetical 5% Return	1,000.00	1,018.79	1.27	6.48
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupation in the Past Five Years
INTERESTED TRUSTEES[3],[4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, 2007 to 2013. President and Director of SEI Opportunity Fund, L.P. to 2010. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Executive Vice President and General Counsel of SEI Investments since 2004.

INDEPENDENT TRUSTEES[4]
Joseph T. Grause, JR. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)

Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of October 31, 2018.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

Mitchell A. Johnson	Trustee	Retired. Private investor since 1994.
(Born: 1942)	(Since 2005)

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES
(continued)[3]
Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Bruce R. Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
Tracie E. Ahern (Born: 1968)	Trustee (Since 2018)	Principal, Danesmead Partners since 2016; Chief Operating Officer/Chief Financial Officer, Brightwood Capital Advisors LLC, 2015 to 2016; Advisor, Brightwood Capital Advisors LLC, 2016; Chief Financial Officer, Soros Fund Management LLC, 2007 to 2015.
OFFICERS
Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.
James Bernstein (Born: 1973)	Vice President and Assistant Secretary (Since 2017)	Attorney, SEI Investments, since 2017. Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.
John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 22, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2018

NOTICE TO SHAREHOLDERS (Unaudited)
Return Of Capital	Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Rec. Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit(6)
0.00%	0.00%	100.00%	100.00%	0.27%	100.00%	0.00%	0.00%	0.00%	21.24%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Portfolios to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2018 amounting to $4,516,508 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2018, which shareholders of this Portfolio will receive in late January, 2019. In addition, for the fiscal year ended October 31, 2018, gross foreign source income amounted to $24,140,908 for the Portfolio.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

SHAREHOLDER VOTING RESULTS (Unaudited)

A Special Meeting of the Shareholders of The Advisors’ Inner Circle Fund (the “Trust”) was held on March 26, 2018 for the purpose of electing the following eight Trustees to the Board of Trustees of the Trust: Robert Nesher, N. Jeffrey Klauder, Joseph T. Grause, Jr., Mitchell A. Johnson, Betty L. Krikorian, Bruce Speca, George J. Sullivan, Jr. and Tracie E. Ahern. There were 2,467,951,273 outstanding shares, 1,333,842,157 shares were voted representing 54.05% of the eligible outstanding shares. The results of the election are as follows:

Trustee/Nominee	Shares Voted For	Shares Withheld	Percentage Voted in Favor of	Percentage Withheld

Robert Nesher	1,280,261,954	58,538,573	95.63%	4.37%

N. Jeffrey Klauder	1,292,711,736	46,088,791	96.56%	3.44%

Joseph T. Grause, Jr.	1,279,204,698	59,595,829	95.55%	4.45%

Mitchell A. Johnson	1,260,036,047	78,764,480	94.12%	5.88%

Betty L. Krikorian	1,278,672,397	60,128,130	95.51%	4.49%

Bruce Speca	1,279,095,054	59,705,473	95.54%	4.46%

George J. Sullivan, Jr.	1,266,623,410	72,177,117	94.61%	5.39%

Tracie E. Ahern	1,298,017,704	40,782,823	96.95%	3.05%

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-1700

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are Tracie E. Ahern and George Sullivan, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$104,400	None	None	$101,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$6,000(2)	None	None	$30,000	None	$120,500
(d)	All Other Fees	None	None	None	None	None	None

(2)	Tax compliance services provided to affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$936,860	None	None	$896,975	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$19,532(3)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(3)	Tax compliance services for Westwood Emerging Markets Fund.

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$170,000	None	None	$162,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$89,000(4)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(4)	Tax return preparation.

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$113,300	None	None	$107,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $6,000 and $150,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $19,532 and $62,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $89,000 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*	Print the name and title of each signing officer under his or her signature.